Other long-term liabilities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Other long-term liabilities:
Severance indemnity	$ 1,914
Long-term tax accrual	644
Contingent consideration payable to acquire AFV	428
Deferred lease inducements	118	164
Other long-term liabilities	3,104	164
Accrued interest and penalties of income tax	$ 161